TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
11.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful trade accounts receivable was $nil at both December 31, 2011 and 2010.

Other receivables
Other receivables are presented net of allowances for doubtful accounts. No allowance for doubtful accounts was made by the Company as at December 31, 2011 and 2010.